Cash and cash equivalents (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash and cash equivalents
Cash and cash equivalents	R 51,214	R 40,577
Restricted cash and cash equivalents	2,712	2,563
Cash and cash equivalents, including restricted	53,926	43,140
Bank overdraft	(159)	(173)
Total cash and cash equivalents	53,767	42,967	R 30,988	R 34,094
Rand
Cash and cash equivalents
Total cash and cash equivalents	31,155	27,122
Euro
Cash and cash equivalents
Total cash and cash equivalents	3,457	2,835
US Dollar
Cash and cash equivalents
Total cash and cash equivalents	18,478	12,289
Other currencies
Cash and cash equivalents
Total cash and cash equivalents	R 677	R 721